                        STAGECOACH FUNDS-Registered Trademark-

Semi-Annual Report

OVERLAND EXPRESS

    Sweep Fund





September 30, 1999

Overland Express Sweep Fund                                    TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Overland Express Sweep Fund..................................3

    PORTFOLIO OF INVESTMENTS

        Overland Express Sweep Fund..................................5

    STAGECOACH FUNDS

        Statement of Assets and Liabilities..........................9

        Statement of Operations.....................................10

        Statements of Changes in Net Assets.........................11

        Financial Highlights........................................12

        Notes to Financial Statements...............................14

    SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS..................18

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                               Overland Express Sweep Fund
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Overland Express Sweep Fund                               LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)                       Overland Express Sweep Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            VARIABLE AND FLOATING RATE BONDS - 1.93%

$70,000,000 KeyBank N.A.                                                5.38%      10/14/99    $   69,999,756
            (Cost $69,999,756)

            COMMERCIAL PAPER - 42.73%

$50,000,000 Apreco Incorporated                                         5.37%#     11/05/99    $   49,738,958
75,000,000  Atlantis One Funding Corporation                            5.15#      10/06/99        74,946,354
35,000,000  Atlantis One Funding Corporation                            5.78#      02/10/00        34,258,233
43,602,000  Barton Capital Corporation                                  5.37       10/18/99        43,491,433
18,101,000  Barton Capital Corporation                                  5.80#      03/06/00        17,643,540
53,750,000  Bavaria TRR Corporation                                     5.45#      01/24/00        52,814,227
35,000,000  Bavaria University Funding                                  5.28       02/15/00        34,998,711
65,000,000  BBL U.S. Finance                                            5.35#      11/08/99        64,632,931
50,000,000  Bear Stearns Companies                                      5.29#      03/03/00        48,868,528
27,774,000  Certain Funding Corporation                                 5.38#      11/12/99        27,599,672
25,000,000  Corporate Receivables Corporation++                         5.33#      10/19/99        24,933,375
30,000,000  Corporate Receivables Corporation++                         5.35#      11/17/99        29,790,458
55,000,000  Dresdner US Finance                                         4.86#      01/24/00        54,146,125
75,000,000  Dresdner US Finance                                         4.88#      01/14/00        73,932,500
133,400,000 Ford Motor Credit                                           5.31#      10/07/99       133,281,941
75,000,000  GE Capital International Funding                            5.33#      11/04/99        74,622,458
40,000,000  GE Financial Assurance                                      5.33#      10/13/99        39,928,933
45,000,000  Goldman Sachs Group LP                                      5.63#      02/03/00        44,121,094
46,000,000  Grand Funding Corporation                                   5.43#      01/10/00        45,299,228
60,000,000  JP Morgan & Company                                         5.12#      12/08/99        59,419,733
15,000,000  Mont Blanc Capital                                          5.35#      10/22/99        14,953,188
37,287,000  Monte Rosa Capital                                          5.39#      11/15/99        37,035,779
49,144,000  Monte Rosa Capital                                          5.87#      02/10/00        48,086,257
25,000,000  Morgan Stanley/Dean Witter                                  5.45#      01/19/00        24,583,681
34,400,000  Perry IV Funding                                            5.86#      03/16/00        33,464,874
75,000,000  Sigma Finance Incorporated                                  5.40#      11/05/99        74,606,250
29,200,000  Special Purpose A/R Corporation                             5.95#      02/18/00        28,524,344
60,000,000  Sydney Capital                                              5.37#      10/12/99        59,901,550
19,782,000  Sydney Capital                                              5.80#      03/03/00        19,291,187

                                                      PORTFOLIO OF INVESTMENTS -
Overland Express Sweep Fund                       SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            COMMERCIAL PAPER (CONTINUED)
$139,600,000 Trident Capital Finance                                    5.34%#     10/22/99    $  139,165,146
42,000,000  Windmill Funding Corporation++                              5.37       11/08/99        41,761,930
                                                                                               --------------
            TOTAL COMMERCIAL PAPER                                                             $1,549,842,618
            (Cost $1,549,842,618)

            CORPORATE BONDS & NOTES - 13.31%

$30,000,000 American Express Centurion Bank                             5.38%      12/14/99    $   30,000,000
25,000,000  Beta Finance Incorporated                                   5.26       03/06/00        25,000,000
25,000,000  Beta Finance Incorporated                                   6.15       10/06/00        25,000,000
50,000,000  Comerica Bank                                               5.37       01/10/00        49,995,914
50,000,000  Deutsche Bank AG                                            5.39       04/17/00        49,984,056
40,000,000  Goldman Sachs Group LP                                      6.00       08/07/00        40,000,000
60,000,000  Goldman Sachs Group LP                                      6.07       09/01/00        60,000,000
17,500,000  IBM Credit Corporation                                      5.27       04/07/00        17,493,655
25,000,000  NationsBank N.A.                                            4.96       11/18/99        24,999,365
30,000,000  NationsBank N.A.                                            5.41       04/05/00        29,993,959
40,000,000  Sigma Finance Incorporated                                  5.23       03/29/00        40,000,000
25,000,000  Sigma Finance Incorporated                                  5.44       05/24/00        25,000,000
15,250,000  Texaco Capital Corporation                                  5.11       05/03/00        15,243,935
50,000,000  U.S. Bank N.A.                                              5.92       10/02/00        49,961,579
                                                                                               --------------
            TOTAL CORPORATE BONDS & NOTES                                                      $  482,672,463
            (Cost $482,672,463)

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1999 (UNAUDITED)                       Overland Express Sweep Fund
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            SHORT-TERM FEDERAL AGENCIES - 3.09%

$16,500,000 Federal Home Loan Banks                                     4.95%      02/17/00    $   16,496,985
   500,000  Federal Home Loan Mortgage Corporation                      5.44#      08/10/00           476,276
 3,455,000  Federal Home Loan Mortgage Corporation                      5.55#      08/04/00         3,290,945
30,000,000  Student Loan Mortgage Association                           5.25       11/05/99        30,000,000
62,000,000  Student Loan Mortgage Association                           5.28       11/04/99        61,998,815
                                                                                               --------------
            TOTAL SHORT-TERM FEDERAL AGENCIES                                                  $  112,263,021
            (Cost $112,263,021)

            CERTIFICATES OF DEPOSIT - 18.74%

$50,000,000 Canadian Imperial Bank of Commerce                          5.10%      04/12/00    $   49,987,198
100,000,000 Chase Bank                                                  5.38       10/01/99       100,000,000
70,000,000  Chase Manhattan USA                                         5.61       01/18/00        70,000,000
24,700,000  CommerzBank NY                                              5.22       05/12/00        24,693,435
70,000,000  Credit Suisse First Boston                                  5.61       01/25/00        70,001,091
25,000,000  Natexis Bank                                                5.27       12/07/99        25,000,907
40,000,000  National Westminster Bank                                   5.14       04/14/00        39,989,675
40,000,000  RaboBank Nederland NY                                       5.13       03/24/00        39,990,765
50,000,000  RaboBank Nederland NY                                       5.29       03/06/00        49,991,727
140,000,000 Regions Bank                                                5.53       10/01/99       140,000,000
70,000,000  West Deutsche Landesbank                                    5.38       10/04/99        70,000,000
                                                                                               --------------
            TOTAL CERTIFICATES OF DEPOSIT                                                      $  679,654,798
            (Cost $679,654,798)

                                                      PORTFOLIO OF INVESTMENTS -
Overland Express Sweep Fund                       SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                     INTEREST      MATURITY
PRINCIPAL   SECURITY NAME                                              RATE          DATE          VALUE
            REPURCHASE AGREEMENTS - 20.16%

$461,524,000 Goldman Sachs Pooled Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.28%      10/01/99    $  461,524,000
   369,000  HSBC Securities Incorporated Repurchase Agreement -
              102% Collateralized by U.S. Government Securities         5.28       10/01/99           369,000
121,105,000 JP Morgan Securities Incorporated Repurchase Agreement
              - 102% Collateralized by U.S. Government Securities       5.25       10/01/99       121,105,000
98,210,000  Morgan Stanley & Company Repurchase Agreement - 102%
              Collateralized by U.S. Government Securities              5.20       10/01/99        98,210,000
50,000,000  Travelers Insurance                                         5.57       10/01/99        50,000,000
                                                                                               --------------
            TOTAL REPURCHASE AGREEMENTS                                                        $  731,208,000
            (Cost $731,208,000)
            TOTAL INVESTMENTS IN SECURITIES

            (Cost $3,625,640,656)* (Note 1)                          99.96%              $3,625,640,656
            Other Assets and Liabilities, Net                         0.04                    1,364,234
                                                                    ------               --------------
            TOTAL NET ASSETS                                        100.00%              $3,627,004,890
                                                                    ======               ==============
-------------------------------------------------------------------------------------------------------

 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -
SEPTEMBER 30, 1999                                   Overland Express Sweep Fund
------------------------------------------------------------------------

                                                                 OVERLAND EXPRESS
                                                                       SWEEP FUND

ASSETS
INVESTMENTS:
  In securities, at market value and cost (includes
    repurchase agreements
    of $731,208,000)                                             $3,625,640,656
  Cash                                                                   93,695
RECEIVABLES
  Interest                                                           15,940,823
Prepaid expenses                                                              0
TOTAL ASSETS                                                      3,641,675,174

LIABILITIES
Payables:
  Investment securities purchased                                             0
  Distribution to shareholders                                       11,145,519
  Due to distributor (Note 2)                                           774,342
  Due to adviser (Note 2)                                             2,432,416
  Other                                                                 318,007
TOTAL LIABILITIES                                                    14,670,284
TOTAL NET ASSETS                                                 $3,627,004,890
NET ASSETS CONSIST OF:
  Paid-in capital                                                $3,627,526,546
  Undistributed net realized gain (loss) on investments                (521,656)
TOTAL NET ASSETS                                                 $3,627,004,890

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets                                                       $3,627,004,890
Shares outstanding                                                3,627,537,179
Net asset value and offering price per share                     $         1.00
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                    STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
Overland Express Sweep Fund                 ENDED SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                OVERLAND
                                                 EXPRESS
                                                   SWEEP
                                                    FUND

INVESTMENT INCOME
  Interest                                   $78,650,492
TOTAL INVESTMENT INCOME                       78,650,492
EXPENSES (NOTE 2)
  Advisory fees                                6,869,903
  Administration fees                          2,033,737
  Custody fees                                   258,008
  Shareholder servicing fees                   4,579,936
  Portfolio accounting fees                      336,162
  Transfer agency fees                           917,381
  Distribution fees                            4,579,936
  Legal and audit fees                           131,100
  Registration                                    30,485
  Directors' fees                                    366
  Shareholder reports                             63,645
  Other                                           49,920
  Total Expenses                              19,850,579
  Less:
    Waived fees and reimbursed expenses         (767,514)
NET EXPENSES                                  19,083,065
NET INVESTMENT INCOME                         59,567,427
    Net realized gain (loss) on sale of
      investments                                  3,340
NET INCREASE IN NET ASSETS RESULTING
  FROM
  OPERATIONS                                 $59,570,767
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                  Overland Express Sweep Fund
------------------------------------------------------------------------

                                                          OVERLAND EXPRESS SWEEP FUND
                                                -------------------------------------
                                                     (UNAUDITED)
                                                     FOR THE SIX              FOR THE
                                                    MONTHS ENDED           YEAR ENDED
                                                  SEPT. 30, 1999       MARCH 31, 1999

INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                            $   59,567,427       $  116,522,861
Realized gain (loss) on sale of
  investments                                             3,340               32,554
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                    59,570,767          116,555,415
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        (59,567,427)        (116,522,861)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                       4,289,431,033        7,434,822,164
  Reinvestment of dividends                               2,548                5,766
  Cost of shares redeemed                        (3,759,650,727)      (6,932,551,633)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS                                      529,782,854          502,276,297
INCREASE (DECREASE) IN NET ASSETS                   529,786,194          502,308,851

NET ASSETS:
  Beginning net assets                            3,097,218,696        2,594,909,845
  ENDING NET ASSETS                              $3,627,004,890       $3,097,218,696
-------------------------------------------------------------------------------------

Shares issued and redeemed at constant $1.00 NAV

The accompanying notes are an integral part of these financial statements.

Overland Express Sweep Fund                                 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   OVERLAND EXPRESS SWEEP FUND
                                                  ----------------------------
                                                    (UNAUDITED)
                                                    FOR THE SIX
                                                         MONTHS
                                                          ENDED     YEAR ENDED
                                                      SEPT. 30,      MARCH 31,
                                                           1999           1999
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $1.00          $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.02           0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income                  (0.02)         (0.04)
                                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD                          $1.00          $1.00
                                                    =========      =========
TOTAL RETURN (NOT ANNUALIZED)                           1.97%          4.26%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                 $3,627,005     $3,097,219
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets (1)           1.25%          1.25%
  Ratio of net investment income to average net
    assets (1)                                          3.90%          4.16%
------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (1)               1.30%          1.28%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses (1)                                          3.85%          4.13%
------------------------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                 Overland Express Sweep Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                     OVERLAND EXPRESS SWEEP FUND (CONT.)
                              ------------------------------------------
                                  THREE
                                 MONTHS
                                  ENDED YEAR ENDED YEAR ENDED YEAR ENDED
                               MAR. 31,   DEC. 31,   DEC. 31,   DEC. 31,
                               1998 (2)       1997       1996       1995
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00     $1.00      $1.00      $1.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.01      0.04       0.04       0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.01)     (0.04)     (0.04)     (0.05)
                              --------- ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00     $1.00      $1.00      $1.00
                              ========= =========  =========  =========
TOTAL RETURN (NOT
  ANNUALIZED)                     1.11%     4.47%      4.29%      4.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $2,594,910 $2,956,090 $2,002,725 $1,209,183
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets (1)        1.25%     1.24%      1.24%      1.25%
  Ratio of net investment
    income to average net
    assets (1)                    4.49%     4.40%      4.20%      4.70%
------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses (1)                    1.26%     1.26%      1.26%      1.28%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses (1)                    4.48%     4.38%      4.18%      4.67%
------------------------------------------------------------------------

(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.

The accompanying notes are an integral part of these financial statements.

Overland Express Sweep Fund            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Overland Express Sweep Fund (the "Fund"), a diversified series of the Company.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)            Overland Express Sweep Fund
------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.45% of the average daily net assets of the Fund. On August 1, 1998, Wells Capital Management Incorporated

Overland Express Sweep Fund            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.
  On June 4, 1999, the Company entered into a contract on behalf of the Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Fund. Pursuant to the contract, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of the Fund and to an additional fixed fee for the Fund. Prior to June 4, 1999, WFB performed the above services for the same fees.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. WFB will continue to provide sub-transfer agency services to the Fund. Prior to July 17, 1999, the Company had entered into a contract on behalf of the Fund with WFB, whereby WFB provided transfer agency services for the Fund. Under the prior transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Fund.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Fund.
  On March 25,1999, the Company entered into an Administration Agreement with WFB on behalf of the Fund. Under the Administration Agreement, WFB will act as the sole Administrator of the Fund and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Fund. Prior to March 25, 1999, the Company had entered into an administration agreement on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Fund with administration

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)            Overland Express Sweep Fund
------------------------------------------------------------------------

services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets.
  The Company has adopted a Distribution Plan on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Plan provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.30% of the Fund's average daily net assets.
  Under the contracts and agreements described above, WFB and Stephens may each voluntarily waive fees or reimburse expenses to the Fund. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 133,280 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Fund into a new portfolio of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach Overland Express Sweep Fund was reorganized to form the Wells Fargo Overland Express Sweep Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

Overland Express Sweep Fund            NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of the Fund voted to approve the reorganization of the Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, the Overland Express Sweep Fund will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                           FOR      AGAINST      ABSTAIN
----------------------------------------------------------------------------
Overland Express Sweep               1,465,206,961   28,286,214   75,310,029

                                                           LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells
  Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

  -C- Stagecoach Funds

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
 PLEASE EXPEDITE

LOGO                                                          SC OEX SAR (11/99)